LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Loss per share - Basic and Diluted
SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to the Company	$(2,000,555)	$(14,098,340)
Denominator:
Weighted average outstanding ordinary shares-Basic	15,320,468	10,761,008
Weighted average outstanding ordinary shares- Diluted	15,320,468	10,761,008
Loss per share attributable to the Company
Basic	$(0.13)	$(1.31)
Diluted	$(0.13)	$(1.31)